Segment information - Segment Profit Or Loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Revenue	R$ 6,517,278	R$ 9,392,264	R$ 9,347,413
Cost of goods sold	(5,610,891)	(8,054,807)	(7,616,606)
Sales, general and administrative expenses	(2,433,014)	(1,364,599)	(1,228,128)
Equity results and other results from subsidiaries	1,328
Share of profit of an associate	1,328	1,483	0
Other operating income (expenses), net	11,958	37,570	(275,810)
Financial (costs) income	(1,040,517)	(822,534)	(617,807)
Income taxes	(330,064)	25,618	172,256
Profit (loss) for the year	(2,883,922)	(785,005)	(218,682)
Depreciation and amortization, including impairment losses	(1,008,005)	(179,959)	(167,486)
Operating segments
Disclosure of operating segments [line items]
Revenue	6,903,443	9,809,589	9,668,465
Cost of goods sold	(6,031,984)	(8,436,839)	(7,904,950)
Sales, general and administrative expenses	(2,258,317)	(1,182,668)	(1,013,654)
Equity results and other results from subsidiaries	(16,875)
Share of profit of an associate		2,158
Other operating income (expenses), net	(18,543)	60,097	48,007
Financial (costs) income	(1,048,217)	(843,610)	(588,842)
Income taxes	(307,907)	14,888	161,136
Profit (loss) for the year	(2,741,314)	(576,385)	370,162
Depreciation and amortization, including impairment losses	(986,059)	(156,635)	(147,315)
Operating segments | Brazil Ag Retail
Disclosure of operating segments [line items]
Revenue	4,651,518	7,869,843	7,829,305
Cost of goods sold	(4,201,798)	(6,959,693)	(6,543,315)
Sales, general and administrative expenses	(1,870,030)	(841,008)	(741,925)
Equity results and other results from subsidiaries	(14,438)
Share of profit of an associate		2,776
Other operating income (expenses), net	(2,312)	48,148	48,135
Financial (costs) income	(973,076)	(760,006)	(525,056)
Income taxes	(303,804)	39,061	208,331
Profit (loss) for the year	(2,709,316)	(600,879)	275,475
Depreciation and amortization, including impairment losses	(942,447)	(124,909)	(121,968)
Operating segments | LATAM Ag Retail
Disclosure of operating segments [line items]
Revenue	1,399,716	1,190,549	1,206,341
Cost of goods sold	(1,190,775)	(1,006,376)	(1,009,721)
Sales, general and administrative expenses	(160,395)	(140,643)	(120,936)
Equity results and other results from subsidiaries	(155)
Share of profit of an associate		0
Other operating income (expenses), net	(2,441)	2,238	(1,640)
Financial (costs) income	(22,464)	(26,535)	(15,371)
Income taxes	(13,221)	(8,326)	(22,263)
Profit (loss) for the year	10,265	10,907	36,410
Depreciation and amortization, including impairment losses	(12,538)	(11,336)	(11,792)
Operating segments | Crop Care
Disclosure of operating segments [line items]
Revenue	852,209	749,197	632,819
Cost of goods sold	(639,411)	(470,770)	(351,914)
Sales, general and administrative expenses	(227,892)	(201,017)	(150,793)
Equity results and other results from subsidiaries	(2,282)
Share of profit of an associate		(618)
Other operating income (expenses), net	18,672	9,711	1,512
Financial (costs) income	(52,677)	(57,069)	(48,415)
Income taxes	9,118	(15,847)	(24,932)
Profit (loss) for the year	(42,263)	13,587	58,277
Depreciation and amortization, including impairment losses	(31,074)	(20,390)	(13,555)
Corporate
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of goods sold	0	0	0
Sales, general and administrative expenses	(174,697)	(181,931)	(214,474)
Equity results and other results from subsidiaries	18,203
Share of profit of an associate		(675)
Other operating income (expenses), net	(6,585)	(22,527)	(323,817)
Financial (costs) income	7,700	21,076	(28,965)
Income taxes	0	0	0
Profit (loss) for the year	(155,379)	(184,057)	(567,256)
Depreciation and amortization, including impairment losses	(21,946)	(23,324)	(20,171)
Eliminations between segments
Disclosure of operating segments [line items]
Revenue	(386,165)	(417,325)	(321,052)
Cost of goods sold	421,093	382,032	288,344
Sales, general and administrative expenses	0	0	0
Equity results and other results from subsidiaries	0
Other operating income (expenses), net	0	0	0
Financial (costs) income	0	0	0
Income taxes	(22,157)	10,730	11,120
Profit (loss) for the year	12,771	(24,563)	(21,588)
Depreciation and amortization, including impairment losses	R$ 0	R$ 0	R$ 0